Leases - Schedule of Movement in Lease Liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in Lease Liabilities [Line Items]
Balance at beginning	$ 1,567,959	$ 1,655,955	$ 1,594,643
Balance Ending	1,984,244	1,567,959	1,655,955
Additions	86,295	63,642	174,190
Accrued interest	148,087	126,167	99,324
Remeasurements	598,750	185,514	138,237
Terminations	(3,008)	(8,365)	(66,937)
Payment of lease liabilities	(288,888)	(272,688)	(363,316)
Interest payments on lease liabilities	(147,512)	(123,711)
Effect of exchange differences on the translation into presentation currency	$ 22,561	$ (58,555)	79,950
Others			$ (136)